Significant Accounting Policies (Details) - Schedule of rates of depreciation	Jun. 30, 2021
Computers [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property plant and equipment, deprecation rate	33.00%
Minimum [Member] | Furniture and office equipment [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property plant and equipment, deprecation rate	7.00%
Maximum [Member] | Furniture and office equipment [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property plant and equipment, deprecation rate	15.00%